Share capital and reserves (Details 1) - GBP (£) £ / shares in Units, £ in Thousands		6 Months Ended	12 Months Ended
		Jun. 30, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Private Placements, share price		£ 0.0505
Consideration for Private Placements		£ 164
Registered Direct Offering Share Price		£ 0.0097	£ 0.6660
Consideration for Registered Direct Offering		£ 1,076	£ 321
Exercise February 2023 pre-funded warrants, share price		£ 0.0505
Consideration for exercise February 2023 pre-funded warrants		£ 3,139
Exercise Series 'A' warrants, per share		£ 0.0505
Consideration for exercise Series 'A' warrants		£ 653
Exercise Series 'B' warrants, per share		£ 0.0505
Consideration for exercise Series 'B' warrants		£ 979
Exercise Investor warrants, per share		£ 0.0505
Consideration for exercise Investor warrants		£ 32
Exercise 'C' warrants, per share		£ 0.0097
Consideration for exercise 'C' warrants		£ 617
Exercise of warrants, share price			£ 200.000
Consideration for Exercise of warrants
Share issue to SIPP trustee, share price	[1]		£ 0.001
Consideration Share issue to SIPP trustee	[1]
Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Beginning balance, shares		5,417,137	4,923,420
Exercise of warrants			1
Share issue to SIPP trustee	[1]		1,250
Private Placements		3,250,200
Registered Direct Offering		110,679,610	492,466
Exercise February 2023 pre-funded warrants		62,184,525
Exercise Series 'A' warrants		12,931,020
Exercise Series 'B' warrants		19,396,530
Exercise Investor warrants		625,000
Share sub-division and re-designation
Exercise 'C' warrants		63,487,700
Ending balance, shares		277,971,722	5,417,137
A Deferred Shares [Member]
IfrsStatementLineItems [Line Items]
Beginning balance, shares		1,000,001	1,000,001
Exercise of warrants
Share issue to SIPP trustee	[1]
Private Placements
Registered Direct Offering
Exercise February 2023 pre-funded warrants
Exercise Series 'A' warrants
Exercise Series 'B' warrants
Exercise Investor warrants
Share sub-division and re-designation
Exercise 'C' warrants
Ending balance, shares		1,000,001	1,000,001
B Deferred Shares [Member]
IfrsStatementLineItems [Line Items]
Beginning balance, shares
Exercise of warrants
Share issue to SIPP trustee	[1]
Private Placements
Registered Direct Offering
Exercise February 2023 pre-funded warrants
Exercise Series 'A' warrants
Exercise Series 'B' warrants
Exercise Investor warrants
Share sub-division and re-designation		4,063,321,418
Exercise 'C' warrants
Ending balance, shares		4,063,321,418

[1]	Share issued to Biodexa Pharmaceuticals PLC employee benefit trust